DESCRIPTION OF BUSINESS AND SIGNIFICANT CONCENTRATIONS AND RISKS (Details)		12 Months Ended
	Jun. 28, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017	Jan. 01, 2018
Basis Of Presentation Significant Concentration And Risk [Line Items]
Total cash at banks and deposits including insured amount		$ 925,817,723	$ 951,336,787
Cash, Insured Amount		$ 2,661,396	$ 3,227,530
Customers that individually comprised 10% or more of the total sales		0	0	0
Suppliers that comprised 10% or more of the total purchases		1	1	1
Customers represented 10% or more of trade receivables		0	0
Suppliers that represented more than 10% of accounts payables			0
TianXinFu
Basis Of Presentation Significant Concentration And Risk [Line Items]
Cost Method Investments					80.00%
Owenrship interest acquired			80.00%
Human Albumin [Member]
Basis Of Presentation Significant Concentration And Risk [Line Items]
Major product sales percentage		37.30%	32.00%	35.80%
Human Immunoglobulin For Intravenous Injection [Member]
Basis Of Presentation Significant Concentration And Risk [Line Items]
Major product sales percentage		23.20%	24.30%	31.70%
TianXinFu
Basis Of Presentation Significant Concentration And Risk [Line Items]
Total cash consideration	$ 118,900,000
Taibang Biotech [Member] | Fujian Pingtan Centurium Investment Partnership [Member]
Basis Of Presentation Significant Concentration And Risk [Line Items]
Owenrship interest acquired	15.00%
Taibang Biotech [Member] | Xinyu Yongshuo Management and Consulting Partnership [Member]
Basis Of Presentation Significant Concentration And Risk [Line Items]
Owenrship interest acquired	5.00%